Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2018
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001521894
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 29, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jun. 30, 2018
Prospectus Date	rr_ProspectusDate	Jun. 30, 2018
GMO Benchmark-Free Allocation Series Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GBMRX
GMO Benchmark-Free Allocation Series Fund | Class PS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GBFPX
GMO Global Asset Allocation Series Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GATRX
GMO Global Asset Allocation Series Fund | Class PS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GLAPX
GMO Global Equity Allocation Series Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GGASX
GMO Global Equity Allocation Series Fund | Class PS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GGAPX
GMO Quality Series Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GQURX
GMO Quality Series Fund | Class PS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GQPSX
GMO Climate Change Series Fund | Class PS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GCHPX
GMO Resources Series Fund | Class PS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GREPX
GMO International Equity Allocation Series Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GEAUX
GMO International Equity Allocation Series Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GEARX
GMO International Equity Allocation Series Fund | Class PS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GEAPX
GMO International Developed Equity Allocation Series Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GIDRX
GMO Emerging Markets Series Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GECRX
GMO Emerging Markets Series Fund | Class PS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GECPX
GMO Emerging Country Debt Series Fund | Class PS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMPSX
GMO SGM Major Markets Series Fund | Class PS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GBPSX